Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Year ended December 31,
	2021	2020
Intangibles - beginning of period	$24,390	$24,380
Additions	-	62
Amortization	(51)	(52)

Intangibles - end of period	24,339	24,390
Gross carrying value	24,442	24,442
Accumulated amortization	$(103)	$(52)